Annual Notice of Securities Sold Pursuant to Rule 24F-2












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FORM 24F-2




Annual Notice of Securities Sold




Pursuant to Rule 24F-2










Read instructions at end of Form before preparing Form.









1.  Name and address of issuer:	Separate Account VA-P of
	First Allmerica Financial Life Insurance Company
440 Lincoln Street
	Worcester, MA 01653

2.  The name of each series or class of securities for
which
this Form is filed (If the Form is being
	filed for all series and classes of securities
of the issuer, check the box but do not list series or
	classes):     X ?



3.  Investment Company Act File Number: 811-8872

	Securities Act File Number: 333-90537


4 (a).	Last day of fiscal year for which this Form is
filed.   12/31/03



4 (b).	?	Check box if this Form is being filed
late (i.e., more than 90 calendar days after the end
		of the issuer's fiscal year).
(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4 (c).	?	Check box if this is the last time the
issuer will be filing this Form.


5.  Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):
				$ 0

(ii)  Aggregate price of securities redeemed or
		repurchased during the fiscal year:
		$ 0

(iii)  Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees
payable
		to the Commission:
	$	N/A

(iv)  Total available redemption credits [add Items 5(ii)
	           and 5(iii)]:
			            - $ 0

(v)  Net sales - if Item 5(i) is greater than Item 5(iv)
	          subtract Item 5(iv) from Item 5(i)]:
				$ 0


(vi)  Redemption credits available for use in future years
$(N/A	)
				- if Item 5(i) is less than
Item 5(iv) [subtract
				Item 5(iv) from Item 5(i)]:


(vii)  Multiplier for determining registration fee (See
Instruction C.9):		X0.0001267

(viii)  	Registration fee due [multiply Item 5(v)
by Item 5(vii)] (enter "0"
		if no fee is due):
				=$	0





6.  Prepaid Shares

	If the response to Item 5(i) was determined by
deducting an amount of securities that were registered
under the Securities Act of 1933 pursuant to rule 24e-2
as in effect before October 11, 1997, then report
the amount of securities (number of shares or other units)
deducted here:	 If there is a number of
shares or other units that were registered pursuant to rule
 24e-2 remaining unsold at the end of the
fiscal year for which this form is filed that are available
 for use by the issuer in future fiscal years, then
state that number here:	.  Not Applicable


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

			+$	N/A


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


			=$	0

9.  Date the registration fee and any interest payment was
sent to the Commission's lockbox depository:
		March 26, 2004	Method of Delivery:
X   Wire Transfer
     Mail or other means








SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.







By (Signature and Title)*		/s/  Paul Kane

		Paul Kane -  Assistant Vice President

Date            3/29/2004

*Please print the name and title of the signing officer below the signature.